Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss) income	$ (7,439,280)	$ 11,475,639	$ 3,551,695
Adjustment to reconcile net income to net cash used in operating activities
Depreciation and amortization	321,102	201,944	38,363
Amortization of operating lease right-of-use asset	152,619	138,709	63,347
(Reversal)/allowance for credit losses	(18,898,441)	27,469,288
Provision of advances to suppliers	28,605,502
Other income	(40,501)	(42,431)	(22,119)
Deferred tax benefits	(2,578,177)	(7,061,293)	(129,034)
Changes in operating assets and liabilities:
Accounts receivable	107,537,272	(119,006,660)	(2,608,325)
Inventories	(1,660,677)	17,210,179	(22,433,140)
Advances to suppliers	(88,065,195)	23,795,007	(40,485,521)
Prepayment and other current assets	(2,085,340)	198,990	2,094,491
Accounts payable	(42,676,557)	50,070,180	14,111,595
Accrued expenses and other payables	(802,793)	1,713,032	272,411
Income tax payable	237,378	12,509,424	1,505,485
Advances from customers	25,999,451	(35,891,398)	42,231,914
Deferred government grant			3,454
Operating lease liabilities	(298,081)	(122,878)	(49,074)
Net cash used in operating activities	(1,691,718)	(17,342,268)	(1,854,458)
Cash flows from investing activities
Purchase of property and equipment	(10,708)	(282,308)	(339,657)
Purchase of intangible asset		(50,000)
Net cash used in investing activities	(10,708)	(332,308)	(339,657)
Cash flows from financing activities
Proceeds from issuance of ordinary shares			17,639,999
Proceeds from related parties	4,482,819	10,000,000	907,135
Proceeds from short-term borrowings			1,568,455
Receipt of financing deposit		492,490
Repayments of loans and borrowings		(1,486,746)
Borrowings to related parties			(39,238)
Repayments to related parties	(3,160,000)	(2,000,000)	(517,670)
Net cash provided by financing activities	1,322,819	7,005,744	19,558,681
Effect of exchange rate changes on cash and cash equivalents	(2,092,354)	(3,684,350)	397,451
Net change in cash and cash equivalents and restricted cash	(2,471,961)	(14,353,182)	17,762,017
Cash and cash equivalents, beginning of the year	4,073,440	18,426,622	664,605
Cash and cash equivalents and restricted cash, end of the year	1,601,479	4,073,440	18,426,622
Supplemental cash flow information
Interest paid		6,938	34,721
Income taxes paid	156,842	218,121
Supplemental disclosures of non-cash activities:
Free operating lease due to government grant			204,588
Additions of ROU Assets	136,598	416,013	100,313
Cancelled common stocks issued			$ 5,000